SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		30 Months Ended	33 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Summary Of Significant Accounting Policies Details Narrative
Net assets of the entity's oil and gas operations	$ 475,998		$ 472,520	$ 278,754	$ 472,520	$ 475,998
Working capital from separate Purchase and Sales Agreements			625,000		625,000
Net operating loss carry forwards			1,114,602		1,114,602
Expiry Date			2031
Receivables not collected			704		704
Depreciation expense	362	39	154	1,927	2,082	2,444
Rent expense			14,400	10,800
Accretion expense			9,436	622
Remaining shares to be issued under stock option plan			546,618		546,618
Estimated fair value of asset retirement obligation			$ 94,042		$ 94,042
Weighted average number of common shares outstanding			61,114,602